Income Taxes (Details) - Schedule of income tax provision consists - Kludein I Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 302,394
Deferred	(225,819)	(320,314)
State and Local
Current
Deferred
Change in valuation allowance	297,441	320,314
Income tax provision	$ 374,016